Borrowings (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended								6 Months Ended		6 Months Ended								0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended		0 Months Ended	12 Months Ended														0 Months Ended
	Apr. 27, 2012	Jul. 05, 2011	Jun. 28, 2012 item	Jun. 30, 2011	Jun. 28, 2012 item	Jun. 30, 2011	Dec. 29, 2011 item	Dec. 30, 2010	Dec. 31, 2009	Mar. 19, 2009	Feb. 13, 2007	Dec. 29, 2011 Initial Revolving Credit Facility [Member]	Jul. 05, 2011 Initial Revolving Credit Facility [Member]	Dec. 30, 2010 Initial Revolving Credit Facility [Member]	Jun. 28, 2012 Due December 31, 2014 [Member]	Apr. 27, 2012 Due April 27, 2017 [Member]	Jun. 28, 2012 Term Loan [Member]		Dec. 29, 2011 Term Loan [Member]		Jul. 05, 2011 Term Loan [Member]	Dec. 30, 2010 Term Loan [Member]	Feb. 13, 2007 Term Loan [Member]	Dec. 29, 2011 Senior Notes [Member]	Jul. 05, 2011 Senior Unsecured Notes [Member]	Jun. 28, 2012 Senior Unsecured Notes [Member]	Dec. 29, 2011 Senior Unsecured Notes [Member]	Jul. 05, 2011 Senior Secured Notes [Member]	Jun. 28, 2012 Senior Secured Notes [Member]	Mar. 31, 2010 Senior Secured Notes [Member]	Jul. 05, 2011 Initial Senior Secured Notes [Member]	Dec. 30, 2010 Credit Suisse Note Payable [Member]	Dec. 31, 2009 Credit Suisse Note Payable [Member]	Mar. 19, 2009 Credit Suisse Note Payable [Member]	Mar. 19, 2009 IdeaCast Debt [Member]	Jun. 28, 2012 Maximum [Member] item	Dec. 29, 2011 Maximum [Member] item	Mar. 31, 2011 Maximum [Member] Term Loan [Member]	Mar. 31, 2011 Minimum [Member] Term Loan [Member]	Jun. 28, 2012 LIBOR [Member] Due April 27, 2017 [Member]	Jun. 28, 2012 LIBOR [Member] Term Loan [Member]	Mar. 31, 2011 LIBOR [Member] Term Loan [Member]	Jun. 28, 2012 Base Rate [Member] Due April 27, 2017 [Member]	Jun. 28, 2012 Base Rate [Member] Term Loan [Member]	Mar. 31, 2011 Base Rate [Member] Term Loan [Member]	Jul. 05, 2011 Lehman [Member]	Mar. 31, 2010 Lehman [Member]
Debt Instrument [Line Items]
Amount of revolving credit facility		$ 119,000,000	$ 119,000,000		$ 119,000,000						$ 80,000,000		$ 80,000,000		$ 14,000,000	$ 105,000,000												$ 105,000,000		$ 66,000,000	$ 66,000,000															$ 14,000,000	$ 0
Length of revolving credit facility											6 years
Face amount of debt																							725,000,000
Length of debt																							8 years
Revolving credit facility termination date		Dec. 31, 2014																													Feb. 13, 2013															Dec. 31, 2014
Debt Intrument, Prepayment																					175,000,000
Non-Cash Charge Of Deferred Loan Fees																					1,500,000
Outstanding debt			839,000,000		839,000,000		794,000,000										225,000,000	[1]	550,000,000	[1]		725,000,000		200,000,000	200,000,000	200,000,000	200,000,000		400,000,000						20,700,000
Unused line fee, percent					0.50%																							0.50%			0.375%
Maturity date															Dec. 31, 2014		Feb. 13, 2015	[1]							Jul. 15, 2021	Jul. 15, 2021			Apr. 15, 2022
Increase in basis point of revolver portion					75
Weighted-average interest rate on revolver, percent					1.74%		2.01%
Facility, amount outstanding												44,000,000		50,000,000
Basis spread on variable rate, percent																					1.50%																	1.75%	1.50%	2.25%	1.50%	1.75%	1.25%	0.50%	0.75%
Effective interest rate																	1.97%
Note payable to bank																																		8,500,000
Contingent put obligation										10,000,000
Present value of note payable																																		7,000,000
Current portion of long-term debt							0	1,200,000
Interest on borrowings			14,300,000	10,500,000	28,400,000	21,400,000	49,200,000	44,400,000	47,100,000																							500,000	700,000
Repayments of borrowings	325,000,000				421,000,000	70,200,000	317,200,000	152,500,000	3,000,000
Senior secured leverage ratio			2.9		2.9		2.7																													6.5	6.5
Write off of deferred debt issuance costs			2,500,000		2,500,000		1,500,000	0	0
Date of first required interest payment																										Jan. 15, 2012			Oct. 15, 2012
Term loan, fixed interest rate							6.484%										6.484%		6.484%
Stated Interest Rate																									7.875%	7.875%			6.00%
Payment of revolving line of credit and offering costs		$ 21,000,000

[1]	The interest rates on the revolver and term loan are described below.